Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Summary Of Operating Revenues And Expenses By Segment
Segment Results, including a reconciliation to AT&T consolidated results, for 2013, 2012, and 2011 are as follows:
At December 31, 2013 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Data	$21,719	$33,593	$-	$-	$-	$55,312
Voice, text and other	39,833	20,333	-	-	-	60,166
Equipment and other	8,347	4,888	-	39	-	13,274
Total segment operating revenues	69,899	58,814	-	39	-	128,752
Operations and support expenses	44,508	41,638	-	1,316	(7,584)	79,878
Depreciation and amortization expenses	7,468	10,907	-	20	-	18,395
Total segment operating expenses	51,976	52,545	-	1,336	(7,584)	98,273
Segment operating income (loss)	17,923	6,269	-	(1,297)	7,584	30,479
Interest expense	-	-	-	-	3,940	3,940
Equity in net income (loss) of affiliates	(75)	2	-	715	-	642
Other income (expense) – net	-	-	-	-	596	596
Segment income (loss) before income taxes	$17,848	$6,271	$-	$(582)	$4,240	$27,777
Segment Assets	$141,196	$123,714	$-	$12,875	$2	$277,787
Investments in and advances to equity method affiliates	61	-	-	3,799	-	3,860
Expenditures for additions to long-lived assets	11,191	10,036	-	1	-	21,228

At December 31, 2012 and for the year ended			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Data	$18,297	$31,841	$-	$-	$-	$50,138
Voice, text and other	40,889	22,614	-	-	-	63,503
Equipment and other	7,577	5,118	1,049	49	-	13,793
Total segment operating revenues	66,763	59,573	1,049	49	-	127,434
Operations and support expenses	43,296	41,207	773	1,024	9,994	96,294
Depreciation and amortization expenses	6,873	11,123	106	41	-	18,143
Total segment operating expenses	50,169	52,330	879	1,065	9,994	114,437
Segment operating income (loss)	16,594	7,243	170	(1,016)	(9,994)	12,997
Interest expense	-	-	-	-	3,444	3,444
Equity in net income (loss) of affiliates	(62)	(1)	-	815	-	752
Other income (expense) – net	-	-	-	-	134	134
Segment income (loss) before income taxes	$16,532	$7,242	$170	$(201)	$(13,304)	$10,439
Segment Assets	$132,556	$125,340	$-	$14,416	$3	$272,315
Investments in and advances to equity method affiliates	41	-	-	4,540	-	4,581
Expenditures for additions to long-lived assets	10,795	8,914	13	6	-	19,728

For the year ended December 31, 2011			Advertising Solutions			Consolidated Results
	Wireless	Wireline		Other	Consolidations
Data	$14,861	$29,548	$-	$-	$-	$44,409
Voice, text and other	41,865	25,121	-	-	-	66,986
Equipment and other	6,489	5,480	3,293	66	-	15,328
Total segment operating revenues	63,215	60,149	3,293	66	-	126,723
Operations and support expenses	41,282	41,361	5,175	5,030	6,280	99,128
Depreciation and amortization expenses	6,329	11,615	386	47	-	18,377
Total segment operating expenses	47,611	52,976	5,561	5,077	6,280	117,505
Segment operating income (loss)	15,604	7,173	(2,268)	(5,011)	(6,280)	9,218
Interest expense	-	-	-	-	3,535	3,535
Equity in net income (loss) of affiliates	(29)	(2)	-	815	-	784
Other income (expense) – net	-	-	-	-	249	249
Segment income (loss) before income taxes	$15,575	$7,171	$(2,268)	$(4,196)	$(9,566)	$6,716